Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Regulatory Stock, Par Value		$ 100
Impairment of investments		$ 0
Loan servicing assets, impairment		0	$ 0
Servicing Assets	$ 200,000	178,000	200,000
Goodwill	11,331,000	11,331,000	11,331,000
Goodwill, Impairment Loss		0	0
Intangible Assets, Net (Excluding Goodwill)	462,000	336,000	462,000
Finite-Lived Intangible Assets, Accumulated Amortization	883,000	$ 1,008,000	883,000
Finite-Lived Intangible Assets, Amortization Method		sum-of-the-years digits method
Finite-Lived Intangible Asset, Useful Life		10 years
Amortization of Intangibles		$ 126,000	$ 150,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	3,060,000		$ 3,060,000
Unrecognized Tax Benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits expected within next twelve months		$ 0